UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-04917

Morgan Stanley Mortgage Securities Trust

(Exact name of registrant as specified in charter)

522 Fifth Avenue, New York, New York                10036

    (Address of principal executive offices)              (Zip code)

Arthur Lev

522 Fifth Avenue, New York, New York 10036

(Name and address of agent for service)

Registrant’s telephone number, including area code: 201-830-8894

Date of fiscal year end: October 31, 2013

Date of reporting period: January 31, 2013

Item 1. Schedule of Investments.

The Fund’s schedule of investments as of the close of the reporting period prepared pursuant to Rule 12-12 of Regulation S-X is as follows:

Morgan Stanley Mortgage Securities Trust

Portfolio of Investments ¡ January 31, 2013 (unaudited)

PRINCIPAL AMOUNT (000)		COUPON RATE	MATURITY DATE	VALUE
	Agency Fixed Rate Mortgages (44.1%)
	Federal Home Loan Mortgage Corporation, Conventional Pools:
$ 261	................................	9.50%	01/01/17–02/01/19	$291,633
319	................................	10.00	04/01/16–12/01/20	355,517
	Gold Pools:
686	................................	4.00	12/01/41	742,551
4,374	................................	4.50	03/01/41–11/01/41	4,783,877
351	................................	5.00	12/01/40–05/01/41	390,331
1,181	................................	5.50	01/01/36–11/01/37	1,281,697
228	................................	6.00	12/01/37–10/01/38	249,202
233	................................	6.50	06/01/29–09/01/33	265,826
206	................................	7.50	04/01/20–05/01/35	250,812
87	................................	8.00	08/01/32	107,618
136	................................	8.50	08/01/31	170,249
47	................................	10.00	10/01/21	54,768
	Federal National Mortgage Association, Conventional Pools:
998	................................	3.50	04/01/42–10/01/42	1,065,683
4,154	................................	4.00	02/01/41–12/01/41	4,457,208
4,355	................................	4.50	08/01/40–10/01/41	4,754,951
2,792	................................	5.00	06/01/37–07/01/41	3,079,575
2,585	................................	5.50	05/01/35–05/01/38	2,818,713
312	................................	6.00	05/01/38	340,789
1,400	................................	6.50	02/01/28–12/01/33	1,616,531
30	................................	7.00	07/01/23–06/01/32	35,619
241	................................	7.50	08/01/37	293,504
250	................................	8.00	04/01/33	307,886
219	................................	8.50	10/01/32	272,199
412	................................	9.50	04/01/30	495,706
9	................................	9.75	03/01/16	9,426
62	................................	10.00	10/01/18	71,584
571	Government National Mortgage Association, February TBA: (a)	4.50	02/20/43	623,015
	Various Pools:
1,141	................................	3.50	08/20/42–09/20/42	1,237,348
287	................................	4.50	08/15/39	315,156
1,746	................................	5.00	05/15/40–05/20/41	1,927,370
287	................................	6.50	08/15/25–05/15/29	336,846
93	................................	8.00	05/20/30	101,138
195	................................	11.00	04/15/21	208,964

	Total Agency Fixed Rate Mortgages (Cost $32,040,942)			33,313,292

	Mortgages - Other (25.1%)
423	American Home Mortgage Investment Trust (b)	6.10	01/25/37	253,754
	Banc of America Alternative Loan Trust
968	................................	0.654 (c)	11/25/36	543,238
225	................................	6.00	04/25/36	203,719

Morgan Stanley Mortgage Securities Trust

Portfolio of Investments ¡ January 31, 2013 (unaudited) continued

PRINCIPAL AMOUNT (000)		COUPON RATE	MATURITY DATE	VALUE
$ 919	................................	6.50%	05/25/46	$732,063
	Banc of America Funding Trust
680	................................	0.495 (c)	07/20/36	588,199
469	................................	6.099	10/25/36	388,109
34	Banc of America Mortgage Trust	5.25	11/25/19	35,895
14,120	Bear Stearns Mortgage Funding Trust, IO	0.50	01/25/37	277,874
	Chase Mortgage Finance Trust
394	................................	6.00	10/25/36	363,966
385	................................	6.00	11/25/36	333,878
22	Citicorp Mortgage Securities Trust (d)	5.50	02/25/22	22,711
	Countrywide Alternative Loan Trust
62	................................	5.50	02/25/25	63,391
12	................................	6.00	08/25/17	11,607
455	................................	6.00	02/25/37	367,972
487	PAC ................................	5.50	04/25/37	393,398
895	Countrywide Alternative Loan Trust Resecuritization	6.25	08/25/37	679,172
370	Countrywide Home Loan Mortgage Pass-Through Trust, PAC	6.00	05/25/36	345,056
32	Deutsche ALT-A Securities Mortgage Loan Trust	0.364 (c)	08/25/37	31,521
	Extended Stay America Trust
380	................................	2.957	12/05/19	383,800
1,330	................................	3.902	12/05/19	1,343,297
	First Horizon Alternative Mortgage Securities Trust
362	................................	5.50	04/25/35	335,979
415	................................	6.00	07/25/36	368,795
415	................................	6.00	07/25/36	368,795
415	................................	6.00	07/25/36	368,794
4	First Horizon Asset Securities, Inc.	5.00	03/25/35	4,481
636	First Horizon Mortgage Pass-Through Trust	6.25	11/25/36	661,989
529	GS Mortgage Securities Corp. Pass-Through Trust (b)	7.50 (c)	09/25/36	454,599
	GSR Mortgage Loan Trust
119	................................	0.454 (c)	03/25/35	106,445
47	................................	5.50	11/25/35	48,730
1,016	Harborview Mortgage Loan Trust	0.405 (c)	09/19/46	775,033
	Impac CMB Trust
821	................................	0.999 (c)	10/25/34	722,799
876	................................	1.074 (c)	10/25/34	693,239
235	Indymac Index Mortgage Loan Trust	5.109 (c)	12/25/35	207,694
	JP Morgan Mortgage Trust
86	................................	3.067 (c)	10/25/35	86,205
447	IO	5.50	01/25/36	439,766
1,527	................................	6.416 (c)	01/25/37	376,424
	Lehman Mortgage Trust
279	................................	5.50	11/25/35	281,788
513	................................	6.50	09/25/37	440,009
53	Mastr Adjustable Rate Mortgages Trust	2.689 (c)	02/25/36	49,870
155	Merrill Lynch Mortgage Investors Trust	1.155 (c)	04/25/29	152,159
145	Prime Mortgage Trust	5.50	11/25/21	148,101
	RALI Trust
738	................................	5.50	04/25/22	745,063
528	................................	5.50	06/25/35	487,171
306	................................	6.00	06/25/36	232,693

Morgan Stanley Mortgage Securities Trust

Portfolio of Investments ¡ January 31, 2013 (unaudited) continued

PRINCIPAL AMOUNT (000)		COUPON RATE	MATURITY DATE	VALUE
$ 327	Residential Asset Securitization Trust	0.504 (c) %	05/25/35	$316,434
307	Structured Asset Mortgage Investments II Trust	0.434 (c)	05/25/45	231,449
	WaMu Mortgage Pass-Through Certificates
413	................................	0.484 (c)	11/25/45	370,394
556	................................	1.152 (c)	07/25/46	432,880
	Washington Mutual Mortgage Pass-Through Certificates
450	................................	5.50	11/25/35	375,156
1,219	................................	6.00	10/25/35	1,006,952
724	Wells Fargo Mortgage Backed Securities Trust	2.665 (c)	10/25/35	355,204

	Total Mortgages - Other (Cost $17,083,373)			19,007,710

	Collateralized Mortgage Obligations - Agency Collateral Series (24.1%)
	Federal Home Loan Mortgage Corporation
645	................................	5.148 (c)(e)	11/15/42	627,332
	IO PAC REMIC
2,321	................................	6.264 (c)	06/15/40	406,375
1,962	................................	6.344 (c)	06/15/41	357,017
	IO REMIC
4,156	................................	1.962 (c)	06/15/38	244,619
4,643	................................	2.245 (c)	05/15/38	312,422
1,511	................................	4.00	07/15/38–04/15/39	292,262
2,866	................................	5.844 (c)	04/15/39–09/15/42	604,981
	IO STRIPS
395	................................	7.00	06/01/30	83,883
374	................................	7.50	12/01/29	72,256
1	................................	8.00	01/01/28	232
552	REMIC	3.50	12/15/42	548,246
	Federal National Mortgage Association,
2,826	IO	6.186 (c)	09/25/20	798,585
	IO REMIC
3,433	................................	3.50	06/25/30–02/25/39	568,533
2,891	................................	4.00	07/25/32–05/25/42	582,418
176	................................	5.00	08/25/37	6,128
2,139	................................	5.442 (c)	11/25/41	365,601
4,225	................................	5.796 (c)	03/25/39	920,931
2,462	................................	5.896 (c)	09/25/42	552,624
3,615	................................	5.942 (c)	02/25/43	780,587
3,260	................................	5.946 (c)	01/25/43	626,320
1,014	................................	6.226 (c)	03/25/42	273,755
1,958	................................	6.246 (c)	03/25/42	414,445
2,228	................................	6.296 (c)	04/25/39	477,060
3,274	................................	6.346 (c)	02/25/41–08/25/41	657,058
660	................................	6.396 (c)	09/25/38	155,751
	IO STRIPS
145	................................	7.00	11/01/27	26,654
303	................................	8.00	05/01/30–06/01/30	58,192
184	................................	8.50	10/01/24	38,885
	REMIC
331	................................	1.419 (c)	12/25/23	338,913
142	................................	4.00	04/25/42	142,322
1,286	................................	5.686 (c)(e)	01/25/43	1,239,318
206	................................	6.936 (c)	04/25/39	222,513

Morgan Stanley Mortgage Securities Trust

Portfolio of Investments ¡ January 31, 2013 (unaudited) continued

PRINCIPAL AMOUNT (000)		COUPON RATE		MATURITY DATE	VALUE
	Government National Mortgage Association, IO
$4,575	................................	0.845	(c) %	08/20/58	$ 155,077
8,094	................................	3.50		11/16/36–10/16/42	1,510,317
3,319	................................	4.00		03/20/42	469,572
267	................................	5.00		02/16/41	50,960
3,321	................................	5.794	(c)	02/16/41	726,046
1,963	................................	5.795	(c)	08/20/42	510,364
1,207	................................	5.844	(c)	11/16/40	248,736
1,595	................................	5.895	(c)	08/20/42	384,949
1,103	................................	6.344	(c)	08/16/34	236,669
1,156	................................	6.345	(c)	06/20/40	296,863
871	................................	6.375	(c)	06/20/40	134,646
1,207	................................	6.394	(c)	04/16/41	275,428
1,206	................................	6.425	(c)	03/20/42	236,480
752	................................	6.594	(c)	08/16/36	155,059

	Total Collateralized Mortgage Obligations - Agency Collateral Series (Cost $16,328,755)				18,187,384

	Commercial Mortgage-Backed Securities (3.3%)
1,970	Commercial Mortgage Pass Through Certificates	4.242	(c)	01/10/46	2,029,002
490	Queens Center Mortgage Trust (b)	3.474	(c)	01/11/37	466,813

	Total Commercial Mortgage-Backed Securities (Cost $2,498,589)				2,495,815

	Asset-Backed Securities (2.1%)
575	Citigroup Mortgage Loan Trust, Inc. (d)	5.53		11/25/34	551,255
716	GSAA Home Equity Trust	4.646	(c)	06/25/34	763,794
281	Nationstar Agency Advance Funding Trust (b)	1.892		02/18/48	281,107

	Total Asset-Backed Securities (Cost $1,384,794)				1,596,156

	Agency Adjustable Rate Mortgages (0.7%)
	Federal Home Loan Mortgage Corporation, Conventional Pools:
196	................................	3.258		03/01/37	209,918
231	................................	4.599		11/01/39	247,898
88	................................	4.981		01/01/38	93,585

	Total Agency Adjustable Rate Mortgages (Cost $549,765)				551,401

	Short-Term Investments (1.1%)
	U.S. Treasury Securities (0.2%)
	U.S. Treasury Bills
10	(f)(g) ................................	0.028		02/21/13	10,000
10	(f)(g) ................................	0.082		02/21/13	10,000
10	(f)(g) ................................	0.087		02/21/13	9,999
25	(f)(g) ................................	0.117		02/21/13	24,998
100	(f)(g) ................................	0.129		02/21/13	99,993

	Total U.S. Treasury Securities (Cost $154,990)				154,990

Morgan Stanley Mortgage Securities Trust

Portfolio of Investments ¡ January 31, 2013 (unaudited) continued

NUMBER OF SHARES (000)			VALUE
	Investment Company (0.9%)
687	Morgan Stanley Institutional Liquidity Funds - Government Portfolio - Institutional Class (h) (Cost $686,755)		$ 686,755

	Total Short-Term Investments (Cost $841,745)		841,745

	Total Investments (Cost $70,727,963) (i)(j)	100.5%	75,993,503
	Liabilities in Excess of Other Assets	(0.5)	(405,405)

	Net Assets	100.0%	$ 75,588,098

IO	Interest Only.
PAC	Planned Amortization Class.
REMIC	Real Estate Mortgage Investment Conduit.
STRIPS	Separate Trading of Registered Interest and Principal of Securities.
TBA	To Be Announced.
(a)	Security is subject to delayed delivery.
(b)	144A security - Certain conditions for public sale may exist. Unless otherwise noted, these securities are deemed to be liquid.
(c)	Variable/Floating Rate Security - Interest rate changes on these instruments are based on changes in a designated base rate. The rates shown are those in effect on January 31, 2013.
(d)	For the three months ended January 31, 2013, the proceeds from sales of Citigroup, Inc., Asset-Backed Security, and its affiliated broker/dealers, which may be deemed to be affiliates of the Adviser, Administrator and Distributor under the Investment Company Act of 1940, was $11,127.
(e)	Inverse Floating Rate Security - Interest rate fluctuates with an inverse relationship to an associated interest rate. Indicated rate is the effective rate at January 31, 2013.
(f)	All or a portion of this security has been physically segregated in connection with open futures contracts.
(g)	Rate shown is the yield to maturity at January 31, 2013.
(h)	The Fund invests in the Morgan Stanley Institutional Liquidity Funds - Government Portfolio - Institutional Class (the “Liquidity Funds”), an open-end management investment company managed by the Adviser. Advisory fees paid by the Fund are reduced by an amount equal to the advisory and administrative service fees paid by the Liquidity Funds with respect to assets invested by the Fund in the Liquidity Funds.
(i)	Securities are available for collateral in connection with open futures contracts and swap agreements.
(j)	The aggregate cost for federal income tax purposes approximates the aggregate cost for book purposes.

Morgan Stanley Mortgage Securities Trust

Portfolio of Investments ¡ January 31, 2013 (unaudited) continued

Futures Contracts Open at January 31, 2013:

NUMBER OF CONTRACTS	LONG/ SHORT	DESCRIPTION, DELIVERY MONTH AND YEAR	UNDERLYING FACE AMOUNT AT VALUE	UNREALIZED APPRECIATION (DEPRECIATION)
79	Long	U.S. Treasury 10 yr. Note, Mar-13	$10,371,219	$(141,329)
34	Long	U.S. Treasury 5 yr. Note, Mar-13	4,206,969	(13,875)
18	Long	U.S. Treasury 2 yr. Note, Mar-13	3,967,594	281
6	Long	U.S. Treasury 30 yr. Bond, Mar-13	860,812	938

		Net Unrealized Depreciation		$(153,985)

Morgan Stanley Mortgage Securities Trust

Portfolio of Investments ¡ January 31, 2013 (unaudited) continued

Interest Rate Swap Agreements Open at January 31, 2013:

SWAP COUNTERPARTY	NOTIONAL AMOUNT (000)	FLOATING RATE INDEX	PAY/RECEIVE FLOATING RATE	FIXED RATE	TERMINATION DATE	UNREALIZED DEPRECIATION
Goldman Sachs International	$1,190	3 Months LIBOR	Receive	3.77%	04/15/20	$(197,784)

LIBOR	London Interbank Offered Rate.

Morgan Stanley Mortgage Securities Trust

Notes to Portfolio of Investments ¡ January 31, 2013 (unaudited)

Valuation of Investments - (1) Certain portfolio securities may be valued by an outside pricing service approved by the Fund’s Board of Trustees (the “Trustees”). The prices provided by a pricing service take into account broker-dealer market price quotations for trading in similar groups of securities, security quality, maturity, coupon and other security characteristics as well as any developments related to the specific securities; (2) portfolio securities for which over-the-counter market quotations are readily available are valued at the mean between the last reported bid and asked price; (3) futures are valued at the latest price published by the commodities exchange on which they trade; (4) when market quotations are not readily available, including circumstances under which Morgan Stanley Investment Management Inc. (the “Adviser”), a wholly owned subsidiary of Morgan Stanley, determines that the market quotations are not reflective of a security’s fair value, portfolio securities are valued at their fair value as determined in good faith under procedures established by and under the general supervision of the Trustees; (5) swaps are marked-to-market daily based upon quotations from market makers; (6) investments in mutual funds, including the Morgan Stanley Institutional Liquidity Funds, are valued at the net asset value as of the close of each business day; and (7) short-term debt securities having a maturity date of more than sixty days at time of purchase are valued on a mark-to-market basis until sixty days prior to maturity and thereafter at amortized cost based on their value on the 61st day. Short-term debt securities having a maturity date of sixty days or less at the time of purchase are valued at amortized cost, which approximates fair value.

Under procedures approved by the Trustees, the Fund’s Adviser has formed a Valuation Committee. The Valuation Committee provides administration and oversight of the Fund’s valuation policies and procedures, which are reviewed at least annually by the Trustees. Among other things, these procedures allow the Fund to utilize independent pricing services, quotations from securities and financial instrument dealers, and other market sources to determine fair value.

The Fund has procedures to determine the fair value of securities and other financial instruments for which market prices are not readily available. Under these procedures, the Valuation Committee convenes on a regular and ad hoc basis to review such securities and considers a number of factors, including valuation methodologies and significant unobservable valuation inputs, when arriving at fair value. The Valuation Committee may employ a market-based approach which may use related or comparable assets or liabilities, recent transactions, market multiples, book values, and other relevant information for the investment to determine the fair value of the investment. An income-based valuation approach may also be used in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Due to the inherent uncertainty of valuations of such investments, the fair values may differ significantly from the values that would have been used had an active market existed. The Valuation Committee employs various methods for calibrating these valuation approaches including a regular review of valuation methodologies, key inputs and assumptions, transactional back-testing or disposition analysis, and reviews of any related market activity.

Fair Valuation Measurements

Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) 820, Fair Value Measurements and  Disclosures (“ASC 820”), defines fair value as the value that the Fund would receive to sell an investment or pay to transfer a liability in a timely transaction with an independent buyer in the principal market, or in the absence of a principal market the most advantageous market for the investment or liability. ASC 820 establishes a three-tier hierarchy to distinguish between (1) inputs that reflect the assumptions market participants would use in valuing an asset or liability developed based on market data obtained from sources independent of the reporting entity (observable inputs); and (2) inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in valuing an asset or liability developed based on the best information available in the circumstances (unobservable inputs) and to establish classification of fair value measurements for disclosure purposes. Various inputs are used in determining the value of the Fund’s investments. The inputs are summarized in the three broad levels listed below.

• Level 1 – unadjusted quoted prices in active markets for identical investments

• Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

• Level 3 – significant unobservable inputs including the Fund’s own assumptions in determining the fair value of investments. Factors considered in making this determination may include, but are not limited to, information obtained by contacting the issuer, analysts, or the appropriate stock exchange (for exchange-traded securities), analysis of the issuer’s financial statements or other available documents and, if necessary, available information concerning other securities in similar circumstances

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and the determination of the significance of a particular input to the fair value measurement in its entirety requires judgment and considers factors specific to each security.

The following is a summary of the inputs used to value the Fund’s investments as of January 31, 2013.

Investment Type	Level 1 Unadjusted quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Assets:
Fixed Income Securities
Agency Fixed Rate Mortgages	$—	$33,313,292	$—	$33,313,292
Mortgages - Other	—	19,007,710	—	19,007,710
Collateralized Mortgage Obligations - Agency Collateral Series	—	18,187,384	—	18,187,384
Commercial Mortgage-Backed Securities	—	2,495,815	—	2,495,815
Asset-Backed Securities	—	1,596,156	—	1,596,156
Agency Adjustable Rate Mortgages	—	551,401	—	551,401
Total Fixed Income Securities	—	75,151,758	—	75,151,758
Short-Term Investments
U.S. Treasury Securities	—	154,990	—	154,990
Investment Company	686,755	—	—	686,755
Total Short-Term Investments	686,755	154,990	—	841,745
Futures Contracts	1,219	—	—	1,219
Total Assets	687,974	75,306,748	—	75,994,722
Liabilities:
Futures Contracts	(155,204)	—	—	(155,204)
Interest Rate Swap Agreements	—	(197,784)	—	(197,784)
Total Liabilities	(155,204)	(197,784)	—	(352,988)
Total	$532,770	$75,108,964	$—	$75,641,734

Transfers between investment levels may occur as the markets fluctuate and/or the availability of data used in an investment’s valuation changes. The Fund recognizes transfers between the levels as of the end of the period. As of January 31, 2013, the Fund did not have any investments transfer between investment levels.

Item 2. Controls and Procedures.

(a) The Fund’s principal executive officer and principal financial officer have concluded that the Fund’s disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Fund in this Form N-Q was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms, based upon such officers’ evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

(b) There were no changes in the Fund’s internal control over financial reporting that occurred during the registrant’s fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Fund’s internal control over financial reporting.

Item 3. Exhibits.

(a) A separate certification for each principal executive officer and principal financial officer of the registrant are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Morgan Stanley Mortgage Securities Trust

/s/ Arthur Lev

Arthur Lev

Principal Executive Officer

March 21, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

/s/ Arthur Lev

Arthur Lev

Principal Executive Officer

March 21, 2013

/s/ Francis Smith

Francis Smith

Principal Financial Officer

March 21, 2013